NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED OCTOBER 13, 2023

TO STATEMENTS OF ADDITIONAL INFORMATION

Nuveen Municipal Trust	Nuveen Investment Trust III
Statement of Additional Information dated	Statement of Additional Information dated
July 31, 2023	December 29, 2022

Nuveen Multistate Trust I	Nuveen Investment Trust V
Statement of Additional Information dated	Statement of Additional Information dated
September 29, 2023	December 29, 2022
Statement of Additional Information dated
Nuveen Multistate Trust II	April 28, 2023
Statement of Additional Information dated
June 30, 2023	Nuveen Managed Accounts Portfolios Trust
Statement of Additional Information dated
Nuveen Multistate Trust III	November 1, 2022
Statement of Additional Information dated	Statement of Additional Information dated
September 29, 2023	November 30, 2022
Statement of Additional Information dated
Nuveen Multistate Trust IV	February 28, 2023
Statement of Additional Information dated
September 29, 2023	Nuveen Investment Funds, Inc.
Statement of Additional Information dated
Nuveen Investment Trust	December 29, 2022
Statement of Additional Information dated	Statement of Additional Information dated
October 31, 2022	February 28, 2023
Statement of Additional Information dated
Nuveen Investment Trust II	April 28, 2023
Statement of Additional Information dated	Statement of Additional Information dated
October 31, 2022	July 31, 2023
Statements of Additional Information dated	Statement of Additional Information dated
November 30, 2022	September 29, 2023
Statement of Additional Information dated
December 29, 2022

The Funds and certain other investment companies advised by Nuveen Fund Advisors, LLC (the “Adviser”) and its affiliates are currently overseen by two separate groups of board members. One of these groups consists of the current board members of the funds advised by the Adviser (referred to herein as the “Nuveen Funds,” and board members thereof as the “Nuveen Board Members”). The other group consists of the current board members of the mutual funds advised by Teachers Advisors, LLC that are series of the TIAA-CREF Funds and the TIAA-CREF Life Funds (referred to herein as the “TC Funds,” and the board members thereof as the “TC Board Members”).

The Nuveen Board Members and the TC Board Members separately determined to approve the alignment and consolidation of the membership of the boards so that the Nuveen Funds and the TC Funds are overseen by the same board members. Accordingly, the board of the Nuveen Funds (the “Nuveen Board”)

has proposed the election of twelve (12) board members. Eight (8) of the nominees currently serve as Nuveen Board Members. Four (4) of the nominees currently serve as TC Board Members. If shareholders approve the election of all of the nominees, the membership of the Nuveen Board will be expanded to include the four nominees who currently serve as TC Board Members. Two (2) of the current Nuveen Board Members, Jack B. Evans and William C. Hunter, are expected to retire effective as of December 31, 2023 in accordance with the retirement policies adopted by the Nuveen Board and therefore will not be nominated for re-election as board members.

The nominees who currently serve as TC Board Members and who do not currently serve as Nuveen Board Members, each of whom would not be deemed an “interested person,” as that term is defined under the Investment Company Act of 1940, of the Funds and the Adviser, are:

Name, Business Address and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(1) Overseen by Nominee	Other Directorships Held by Nominee During Past Five Years

Joseph A. Boateng c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 1963	None	Term: Indefinite Length of Service: Not Applicable	Chief Investment Officer, Casey Family Programs (since 2007). Director of U.S. Pension Plans, Johnson & Johnson (2002-2006).	88(2)	Board Member, Lumina Foundation (since 2018) and Waterside School (since 2021); Board Member (2012-2019), Emeritus Board Member (since 2020), Year-Up Puget Sound; Investment Advisory Committee Member and Former Chair (since 2007), Seattle City Employees’ Retirement System; Investment Committee Member (since 2012), The Seattle Foundation.

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 1967	None	Term: Indefinite Length of Service: Not Applicable	Chief Executive Officer (2014–2021) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC.	88(2)	Trustee (since 2019), Dexter Southfield School; Member (since 2020), Governing Council of the Independent Directors Council (IDC).

Name, Business Address and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(1) Overseen by Nominee	Other Directorships Held by Nominee During Past Five Years

Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 1963	None	Term: Indefinite Length of Service: Not Applicable	Advisory Director (2010–2011), Partner (2004–2010), Managing Director (1999–2004) and Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	88(2)	Director (since 2015) and Chair of the Finance and Investment Committee (since 2018), Aflac Incorporated; Director (since 2018), ParentSquare. Former Director (2012-2022) and Finance Committee Chair (2016-2022), Sansum Clinic; Former Advisory Board Member (2017-2019), B’Box; Former Member (2011-2022), the University of California at Santa Barbara Arts and Lectures Advisory Council; Former Investment Committee Member (2012-2020), Cottage Health System; Board Member (2009-2019) and Former President of the Board (2014-2018) of Crane Country Day School.

Loren M. Starr c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 1961	None	Term: Indefinite Length of Service: Not Applicable	Independent Consultant/Advisor (2021–Present). Vice Chair, Senior Managing Director (2020–2021), Chief Financial Officer, Senior Managing Director (2005–2020), Invesco Ltd.	88(2)	Director (since 2023), AMG. Former Chair and Member of the Board of Directors (2014-2021), Georgia Leadership Institute for School Improvement (GLISI); Former Chair and Member of the Board of Trustees (2015-2018), Georgia Council on Economic Education (GCEE).

(1)	As used in this table, the Fund Complex consists of the Nuveen Funds, the TC Funds, TIAA Separate Account VA-1 (“VA-1”) and College Retirement Equities Fund (“CREF”).

(2)

In connection with the board consolidation, each nominee is also standing for election, or expected to be appointed, to oversee additional funds in the Fund Complex. If so elected, the Number of Portfolios in the Fund Complex Overseen by each nominee will be as follows on January 1, 2024:

Joseph A. Boateng	191
Michael A. Forrester	191
Thomas J. Kenny	214
Loren M. Starr	213

In addition, certain nominees may from time to time be appointed or elected to other boards overseeing additional portfolios in the Fund Complex.

The nominees were unanimously approved by the Nuveen Board to stand for election.

A notice of special meeting of shareholders, proxy statement and proxy card are expected to be mailed to shareholders of each Fund of record as of October 5, 2023. The shareholder meeting is expected to be held on or about November 20, 2023. If elected, nominees who currently serve as TC Board Members are expected to be seated as members of the Nuveen Board effective as of January 1, 2024.

This supplement is not a solicitation of any vote, consent or proxy from any Fund shareholder. Solicitation of shareholder approval of the election of the nominees will be made only pursuant to separate proxy materials filed with the Securities and Exchange Commission (“SEC”) under applicable federal securities laws. Shareholders are urged to read any such proxy materials when they become available because they will contain important information about the proposed board consolidation and nominees. Shareholders will be able to obtain, free of charge, copies of these documents, when available, at https://www.nuveen.com/en-us/investments/proxy-information. You may also obtain these documents directly from the SEC on the EDGAR Database on the SEC’s website at http://www.sec.gov. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-ALLSAI-1023P